Research and Development Expenses	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Research and Development Expenses

Note 8:  Research and Development Expenses

The Company incurred research and development expenses of $27,587 for the year ended September 30, 2013.  These expenses consisted of engineering and software development costs in updating the MB Bioenergy Light Therapy System to a touch screen display model.

Note 7: Research and Development Expenses

The Company incurred research and development expenses of $8,900 and $22,718 for the three months ended December 31, 2013 and 2012, respectively. These expenses consisted of engineering and software development costs in updating the MB Bioenergy Light Therapy System to a touch screen display model.